Climate change and energy transition - Carbon price per region (Details) - $ / Tonne	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
2025-2034 | European Union | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	92
2025-2034 | European Union | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	133
2025-2034 | Norway | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	181
2025-2034 | Norway | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	230
2025-2034 | United Kingdom | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	62
2025-2034 | United Kingdom | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	133
2025-2034 | Canada (Federal) | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	69
2025-2034 | Canada (Federal) | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	115
2025-2034 | United States of America (Federal) | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	0
2025-2034 | United States of America (Federal) | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	25
2025-2034 | Australia | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	32
2025-2034 | Australia | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	76
2025-2034 | All other countries | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	0
2025-2034 | All other countries | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	65
2025-2034 | The Netherlands | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	94
2025-2034 | The Netherlands | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	163
2035-2050 | European Union | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	136
2035-2050 | European Union | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	185
2035-2050 | Norway | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)		230
2035-2050 | Norway | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)		230
2035-2050 | United Kingdom | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)		136
2035-2050 | United Kingdom | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)		185
2035-2050 | Canada (Federal) | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	115
2035-2050 | Canada (Federal) | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	125
2035-2050 | United States of America (Federal) | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	31
2035-2050 | United States of America (Federal) | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	125
2035-2050 | Australia | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	80
2035-2050 | Australia | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	150
2035-2050 | All other countries | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	13
2035-2050 | All other countries | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	150
2035-2050 | The Netherlands | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	164
2035-2050 | The Netherlands | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	185